Schedule of Effective Tax Rate and Statutory Tax Rate (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Pre Tax Book Loss	$ (28,962)
Federal Rate	$ (6,082)
Federal Rate	21.00%
State Taxes	$ (2,244)
State Taxes	7.75%
Other Perms	$ (83)
Other Perms	0.29%
RTP	$ (8)
RTP	0.03%
Income Tax Income	$ (479)
Income Tax Income	1.65%
State Rate Change	$ 618
State Rate Change	(2.13%)
R&D	$ (272)
R&D	0.94%
State NOL
State NOL	0.00%
NJ NOL True Up	$ 1,123
NJ NOL True Up	(3.88%)
Stock Compensation True Up	$ (1,347)
Stock Compensation True Up	4.65%
Fixed Assets True Up	$ 925
Fixed Assets True Up	(3.19%)
Other	$ (22)
Other	0.08%
NOL Refund VA True Up	$ 486
NOL Refund VA True Up	(1.68%)
Valuation Allowance	$ 7,385
Statutory Valuation Allowance	(25.50%)
Total
Statutory Total	0.00%